27. Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Tables
Schedule of revenue
	2017	2016	2015

Service revenue – Mobile	20,147,585	20,188,962	22,121,450
Service revenue – Landline	1,285,930	1,178,856	1,003,185
Service revenue	21,433,515	21,367,818	23,124,635

Goods sold	1,177,559	1,377,771	2,646,866
Gross operating revenue	22,611,074	22,745,589	25,771,501

Deductions from gross revenue
Taxes	(5,027,406)	(5,694,886)	(6,248,310)
Discounts given	(1,329,600)	(1,394,223)	(2,213,041)
Returns and other	(20,109)	(39,067)	(167,885)
	(6,377,115)	(7,128,176)	(8,629,236)

Total revenue	16,233,959	15,617,413	17,142,265